Trade Receivables - Schedule of Trade Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	RM 36,044,627	$ 8,529,859	RM 37,060,714
Less: loss allowances for expected credit loss	(401,576)	(95,032)	(743,860)
Total trade receivables, net	35,643,051	8,434,827	36,316,854
Third Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	5,239,775	1,239,978	19,234,500
Third Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	30,722,011	7,270,277	16,693,373
Other Related Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	50,000	11,832	1,100,000
Other Related Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	RM 32,841	$ 7,772	RM 32,841